Acquisitions and divestitures - Vale Moambique (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures		$ (29)		$ 157
Equity results and other results in associates and joint ventures	$ (93)	(29)	$ (56)	157
Impairment reversal (impairment) of non-current assets gross		(30)		1,104
Impairment reversal (impairment) of non-current assets, Net		(459)		515
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures		(24)	37	(135)
Mineracao Rio Do Norte [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures	$ (93)		$ (93)
Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal (impairment) of non-current assets gross		(30)		1,104
California Steel Industries [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures		(5)		292
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Impairment reversal (impairment) of non-current assets gross		$ (429)		$ (589)